GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance as of January 1	$ 1,572	[1]	$ 2,511
Changes during year:
Impairment	0		(939)		0
Balance as of December 31(*)	$ 1,572	[1]	$ 1,572	[1]	$ 2,511

[1]	All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit